Other liabilities and provisions - Roll forward of other provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other liabilities and provisions
Balance at the beginning	$ 33	$ 17
Provided	5	23
Released	(5)	(5)
Paid	(3)	(3)
Exchange	(2)	1
Balance at the end	$ 28	$ 33